Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 985,418	$ 6,960,258
Restricted cash	610,376	117,063
Trade accounts receivable, net	715,097	958,705
Other receivables	1,570,506	2,031,415
Inventories	1,889,164	1,704,391
Prepaid expenses	526,531	222,336
Total current assets	6,297,092	11,994,168
Long-term assets:
Vessels, net	116,230,333	48,826,128
Restricted cash	4,334,267	6,134,267
Total assets	126,861,692	66,954,563
Current liabilities
Long-term bank loans, current portion	12,295,320	4,870,241
Related party loan, current	5,000,000
Trade accounts payable	3,899,967	2,288,525
Accrued expenses	1,725,321	1,301,805
Accrued preferred dividends	161,315
Deferred revenues	973,774	417,634
Due to related company	795,562	2,672,895
Derivatives		41,435
Total current liabilities	24,851,259	11,592,535
Long-term liabilities
Long-term bank loans, net of current portion	72,187,785	31,716,549
Vessel profit participation liability		1,067,500
Fair value of below market time charters acquired	1,714,370
Total long-term liabilities	73,902,155	32,784,049
Total liabilities	98,753,414	44,376,584
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 19,605 and 8,000 issued and outstanding, respectively)	7,654,577	18,757,361
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 1,564,456 and 5,600,259 issued and outstanding)	168,008	46,934
Additional paid-in capital	253,967,708	233,996,669
Accumulated deficit	(233,682,015)	(230,222,985)
Total shareholders’ equity	20,453,701	3,820,618
Total liabilities, mezzanine equity and shareholders’ equity	$ 126,861,692	$ 66,954,563